Share-based payments	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Share-based payments
27. Share-based payments
Annual Performance Plan
Under the IHG Annual Performance Plan (‘APP’), eligible employees (including Executive Directors) receive all or part of their bonus in the form of deferred shares and/or receive one-off
awards of shares. Deferred shares in relation to bonus plans are released on the third anniversary of the award date. Awards under the APP are conditional on the participants remaining in the employment of a participating company or leaving for a qualifying reason as per the plan rules. The grant of deferred shares under the APP is at the discretion of the Remuneration Committee.
The number of shares is calculated by dividing a specific percentage of the participant’s annual performance-related award by the average of the middle market quoted prices on the three consecutive business days following the announcement of the Group’s results for the relevant financial year.
Long Term Incentive Plan
The Long Term Incentive Plan (‘LTIP’) allows Executive Directors and eligible employees to receive conditional share awards, which normally have a vesting period of three years.
In addition, certain awards to Executive Directors are subject to a further two-year
holding period after vesting.
Performance-related awards:
Executive Directors and other eligible employees are granted share awards containing performance-based vesting conditions set by the Remuneration Committee, which are normally measured over the vesting period.
Restricted stock units:
Awards to eligible employees are granted subject to continued employment.
Awards are normally made annually and, except in exceptional circumstances, will not exceed 3.5 times salary for eligible employees under the current plan rules.
Colleague Share Plan
The Colleague Share Plan gives eligible corporate employees the opportunity to purchase shares up to an annual limit. After the end of the plan year, the participant will be awarded the right to receive one matching share for every purchased share (subject to continued employment). If the participant holds the purchased shares until the second anniversary of the end of the plan year, the conditional right to matching shares vests.
The total fair value of the Colleague Share Plan is not significant.

More detailed information on the performance measures for awards to Executive Directors is shown in the Directors’ Remuneration Report on pages 114 to 136.
Costs relating to share-based payment transactions

	2022 $m	2021 $m	2020 $m
Equity-settled
Operating profit before System Fund and exceptional items	28	26	19
System Fund	16	13	11
	44	39	30
Cash-settled
Operating profit before System Fund and exceptional items	2	2	2
	46	41	32
No consideration was received in respect of ordinary shares issued under option schemes during 2022, 2021 or 2020.
Option pricing models, assumptions and movements in awards outstanding

	APP			LTIP
	Binomial valuation model			Monte Carlo Simulation, Binomial and Finnerty valuation models
Option pricing models and assumptions	2022	2021	2020	2022	2021	2020
Weighted average share price (pence)	5,018.3	5,009.0	3,771.0	4,875.0	4,980.0	3,450.0
Expected dividend yield				2.29% to 2.67%	1.11%	1.48%
Risk-free interest rate				1.29%	0.09%	0.02%
Volatility a				35% to 45%	43%	33%
Term (years)	1.7	1.5	3.0	3.0	3.0	3.0

a	The expected volatility was determined by calculating the historical volatility of the Company’s share price corresponding to the expected life of the share award.

	APP		LTIP
Number of share awards (thousands)		Performance-related awards	Restricted stock units
Outstanding at 1 January 2020	496	695	1,275
Granted	138	383	696
Vested	(188)	(179)	(413)
Lapsed or cancelled	(33)	(85)	(137)
Outstanding at 31 December 2020	413	814	1,421
Granted	90	281	442
Vested	(147)	(70)	(391)
Lapsed or cancelled	(8)	(153)	(122)
Outstanding at 31 December 2021	348	872	1,350
Granted	236	323	706
Vested	(254)	(23)	(391)
Lapsed or cancelled	(9)	(239)	(90)
Outstanding at 31 December 2022	321	933	1,575
Fair value of awards granted during the year (cents)
2022	6,180.2	3,770.0	5,656.4
2021	6,888.5	4,676.3	6,559.7
2020	4,965.9	2,473.5	4,397.5
Weighted average remaining contract life (years)
At 31 December 2022	1.0	1.1	1.2
At 31 December 2021	0.5	1.2	1.2
At 31 December 2020	1.0	1.4	1.3
The above awards do not vest until the performance and service conditions have been met.
The weighted average share price at the date of exercise for share awards vested during the year was 4,950.5p (2021: 5,081.2p). The closing share price on 31 December 2022 was 4,744.0p (31 December 2021: 4,781.0p) and the range during the year was 4,193.0p to 5,338.0p (2021: 4,399.0p to 5,336.0p).